Annual Total Returns - BlackRock National Municipal Fund (Class K) [BarChart] - Class K - BlackRock National Municipal Fund - Class K Shares	Oct. 28, 2020
Bar Chart Table:
Annual Return 2010	3.09%
Annual Return 2011	11.60%
Annual Return 2012	9.92%
Annual Return 2013	(2.95%)
Annual Return 2014	10.45%
Annual Return 2015	3.52%
Annual Return 2016	0.51%
Annual Return 2017	5.46%
Annual Return 2018	0.66%
Annual Return 2019	7.43%